Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Oil and gas contracts
As of December 31, 2016, the Company had entered into the following gas hedge contracts:

Production Period	Instrument Type	Daily Volumes	Weighted Average Price
Natural Gas:
January 2017 - December 2017	Swap	10,000 Mmbtu	$3.26
January 2017 - March 2018	Swap	10,000 Mmbtu	$3.01
April 2017 - March 2018	Swap	10,000 Mmbtu	$3.40
At December 31, 2016, the Company had recognized a liability of approximately $4.8 million related to the estimated fair value of these derivative contracts. Based on estimated future commodity prices as of December 31, 2016, the Company would realize a $2.5 million loss, net of taxes, during the next 12 months. This loss is expected to be reclassified to oil and gas sales based on the schedule of volumes stipulated in the derivative contracts.
During March 2017, we entered into the following additional hedge contract accounted for as a cash flow hedge:

Production Period	Instrument Type	Daily Volumes	Weighted Average Price
Natural Gas:
October 2017 - March 2018	Swap	10,000 Mmbtu	$3.22

Effect of cash flow hedges on the consolidated balance sheet
Effect of Cash Flow Hedges on the Consolidated Balance Sheet at December 31, 2016 and December 31, 2015:

	Commodity Derivatives
Period	Balance Sheet Location	Fair Value
December 31, 2016	Derivative liability	$(3,947)
December 31, 2016	Other long-term liabilities	$(803)
December 31, 2015	Derivative asset	$1,508

Effect of cash flow hedges on the consolidated statement of operations
Effect of Cash Flow Hedges on the Consolidated Statement of Operations for years ended December 31, 2016, 2015 and 2014:

Instrument	Amount of Gain (Loss) Recognized in Other Comprehensive Income	Location of Gain (Loss) Reclassified into Income	Amount of Gain (Loss) Reclassified into Income
Commodity Derivatives at December 31, 2016	$(4,447)	Oil and gas sales	$1,811
Commodity Derivatives at December 31, 2015	$9,991	Oil and gas sales	$17,114
Commodity Derivatives at December 31, 2014	$6,683	Oil and gas sales	$(3,044)